Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies

14.Commitment and Contingencies

Legal Matters

The Company is subject to contingent liabilities, such as legal proceedings and claims, that arise in the ordinary course of business activities. The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability on the balance sheets. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of reasonably possible losses. As of March 31, 2025 and December 31, 2024, the Company was not a party to any material legal proceedings or claims and no liabilities were recorded for loss contingencies.

Contracts

The Company enters into contracts in the normal course of business with various third parties for preclinical research studies, clinical trials, testing, manufacturing, and other services. These contracts generally provide for termination upon notice and are cancellable without significant penalty or payment, and do not contain any minimum purchase commitments.

Guarantees and Indemnifications

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with all members of the Board that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements as of March 31, 2025 and December 31, 2024.

Other Commitments

In addition to our obligation to make potential royalty payments under the BCM First Agreement and BCM Second Agreement (both as discussed and defined in Note 15, License Agreements), the Company is also obligated to pay royalties to each of its founders in an amount equal to 1% each on the worldwide net sales of TTI-101 and any derivative formulations, or any Royalty Bearing Products. These royalty obligations last, on a country-by-country basis, for the later of (i) the date on which the sale of any Royalty Bearing Products are no longer covered by a Covered Patent (as defined below) in such country, or (ii) 15 years after the first commercial sale of royalty bearing product in such country. The timing of when these royalty payments will actually be made is uncertain as the payments are contingent upon future activities, including the successful development, regulatory approval and commercialization of any Royalty Bearing Products. A Covered Patent means, subject to certain customary exceptions, an issued patent that is owned by the Company or an affiliate, or for which all rights to develop and commercialize pharmaceutical products for the treatment of any human disorder, are exclusively licensed to us or an affiliate by the owner of such patent, with the Company’s right or its affiliate’s right to grant sublicenses.

14.Commitment and Contingencies

Legal Matters

The Company is subject to contingent liabilities, such as legal proceedings and claims, that arise in the ordinary course of business activities. The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability on the balance sheets. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of reasonably possible losses. As of December 31, 2024 and 2023, the Company was not a party to any material legal proceedings or claims and no liabilities were recorded for loss contingencies.

Contracts

The Company enters into contracts in the normal course of business with various third parties for preclinical research studies, clinical trials, testing, manufacturing, and other services. These contracts generally provide for termination upon notice and are cancellable without significant penalty or payment, and do not contain any minimum purchase commitments.

Guarantees and Indemnifications

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with all members of the Board that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not aware of any claims under indemnification arrangements that could have a material effect on its financial position, results of operations or cash flows, and it has not accrued any liabilities related to such obligations in its financial statements as of December 31, 2024 and 2023.

Other Commitments

In addition to our obligation to make potential royalty payments under the BCM First Agreement and BCM Second Agreement (both as discussed and defined in Note 15, License agreements), the Company is also obligated to pay royalties to each of its founders in an amount equal to 1% each on the worldwide net sales of TTI-101 and any derivative formulations, or any Royalty Bearing Products. These royalty obligations last, on a country-by-country basis, for the later of (i) the date on which the sale of any Royalty Bearing Products are no longer covered by a Covered Patent (as defined below) in such country, or (ii) 15 years after the first commercial sale of royalty bearing product in such country. The timing of when these royalty payments will actually be made is uncertain as the payments are contingent upon future activities, including the successful development, regulatory approval and commercialization of any Royalty Bearing Products. A Covered Patent means, subject to certain customary exceptions, an issued patent that is owned by the Company or an affiliate, or for which all rights to develop and commercialize pharmaceutical products for the treatment of any human disorder, are exclusively licensed to us or an affiliate by the owner of such patent, with the Company’s right or its affiliate’s right to grant sublicenses.

Cara Therapeutics, Inc.
Commitments and Contingencies

16.Commitments and Contingencies

Merger Proceedings

Two lawsuits were filed in the Supreme Court of the State of New York, County of New York, on March 5 and March 6, 2025 by two purported stockholders of Cara in connection with the Merger. The lawsuits are captioned Joseph Clark v. Cara Therapeutics, Inc., et al., No. 651260/2025 (the “Clark Complaint”), and Michael Kent v. Cara Therapeutics, Inc., et al., No. 651272/2025 (the “Kent Complaint” and, together with the Clark Complaint, the “Complaints”). Both Complaints named as defendants Cara and the members of the Cara board of directors as defendants. The plaintiffs contended that the Proxy Statement/Prospectus omitted or misrepresented material information regarding the Merger, rendering the Proxy Statement/Prospectus false and misleading, and assert claims under New York state law.

Between December 20, 2024 and March 19, 2025, Cara received thirteen demands and three draft complaints from purported stockholders of Cara (collectively, the “Demands”) making substantially similar allegations as in the Complaints regarding the disclosures in the Proxy Statement/Prospectus related to the Merger and assert claims for violations of Sections 14(a) and 20(a) of the Securities Exchange Act of 1934.

The Combined Company cannot predict the outcome of any litigation or the Demands. The Combined Company and the individual defendants intend to vigorously defend against the allegations made in the Complaints, the Demands, and any subsequently filed similar actions. It is possible additional lawsuits may be filed or additional demand letters may be received arising out of the Merger. Absent new or significantly different allegations, the Combined Company will not necessarily disclose such additional filings.

Given the early stage of this litigation, at this time, the Combined Company is not in a position to assess the likelihood of any potential loss or adverse effect on its financial condition or to estimate the amount or range of potential losses, if any, from this action.

Other Proceedings

From time to time, the Combined Company may be subject to legal proceedings and claims arising in the ordinary course of its business. The Combined Company is not currently a party or aware of any proceedings that it believes will have, individually or in the aggregate, a material adverse effect on the Combined Company’s business, financial condition or results of operations.

License Agreement with Enteris Biopharma, Inc.

In August 2019, Cara entered into a non-exclusive license agreement (the “Enteris License Agreement”) with Enteris Biopharma, Inc. (“Enteris”), pursuant to which Enteris granted to Cara a non-exclusive, royalty-bearing license, including the right to grant sublicenses, under certain proprietary technology and patent rights related to or covering formulations for oral delivery of peptide active pharmaceutical ingredients with functional excipients to enhance permeability and/or solubility, known as Enteris’s Peptelligence® technology, to develop, manufacture and commercialize products using such technology worldwide, excluding Japan and South Korea.

Cara was also obligated, pursuant to the Enteris License Agreement, to pay Enteris (1) milestone payments upon the achievement of certain development, regulatory and commercial milestones and (2) low-single digit royalty percentages on net sales of licensed products, subject to reductions in specified circumstances. During the three months ended March 31, 2025 and 2024, no milestone payments or royalties were paid to Enteris by Cara in relation to the Enteris License Agreement.

In June 2024, Cara announced its decision to discontinue the clinical program in NP following the outcome from the dose-finding Part A of the KOURAGE-1 study evaluating the efficacy and safety of oral difelikefalin for moderate-to-severe pruritus in adult patients with NP.

Manufacturing Agreements

In July 2021, Cara entered into an API Commercial Supply Agreement with Polypeptide Laboratories S.A. (“PPL”) that defines each party’s responsibilities with respect to PPL’s manufacture and supply of the active pharmaceutical ingredient difelikefalin (“API”) for the difelikefalin injection product candidate. Under the API Commercial Supply Agreement, PPL manufactured API at its facility for sale and supply to Cara, in the amounts as set forth in purchase orders to be provided by Cara. Cara was required to purchase its requirements of API for each year of the term of the agreement, based on internal forecasts.

The API Commercial Supply Agreement was to continue until the fifth anniversary of the approval by the FDA of the new drug application for KORSUVA injection, unless the API Commercial Supply Agreement was earlier terminated, and would be automatically be extended for successive five-year periods unless either party gave notice to the other party of its intention to terminate. In connection with the consummation of the Asset Disposition, Cara assigned the API Commercial Supply Agreement to CSL Vifor (see Note 18, Subsequent Events).

In July 2019, Cara entered into a Master Manufacturing Services Agreement (“MSA”) with Patheon UK Limited (“Patheon”). The MSA governed the general terms under which Patheon, or one of its affiliates, would provide non-exclusive manufacturing services to Cara for the drug products specified by Cara from time to time. Pursuant to the MSA, Cara agreed to order from Patheon at least a certain percentage of its commercial requirements for a product under a related Product Agreement. Each Product Agreement that Cara entered into from time to time would be governed by the terms of the MSA, unless expressly modified in such Product Agreement.

The MSA had an initial term ending December 31, 2024, which automatically renewed after the initial term for successive terms of two years until December 31, 2026. In connection with the consummation of the Asset Disposition, Cara assigned the MSA to CSL Vifor (see Note 18, Subsequent Events).

In July 2019, Cara entered into two related Product Agreements under the MSA, one with each of Patheon and Patheon Manufacturing Services LLC (“Patheon Greenville”), to govern the terms and conditions of the manufacture of commercial supplies of difelikefalin injection, Cara’s lead product candidate. Pursuant to the Product Agreements, Patheon and Patheon Greenville manufactured commercial supplies of difelikefalin injection at the Monza, Italy and Greenville, North Carolina manufacturing sites, respectively, from active pharmaceutical ingredient supplied by Cara. Patheon and Patheon Greenville were responsible for supplying the other required raw materials and packaging components, and provided supportive manufacturing services such as quality control testing for raw materials, packaging components and finished product.

Restructuring Activity

Cara announced restructuring activities related to workforce reductions in January and June 2024. There was no additional restructuring expense recorded for the three months ended March 31, 2025, and restructuring expenses of $2,401 were recorded for the three months ended March 31, 2024. As of December 31, 2024, $50 remained to be paid under Cara’s restructuring provision. As of March 31, 2025, there were no amounts remaining to be paid under Cara’s restructuring provision.

Operating Lease

Cara’s corporate office lease agreement that was entered into in May 2023 for new principal office space in Stamford, Connecticut was terminated on November 1, 2024. As a result, there were no operating lease right-of-use (“ROU”) assets or operating lease liabilities as of March 31, 2025 and December 31, 2024 due to the termination of the lease.

During the three months ended March 31, 2024, interest expense was calculated using the effective interest method, and any right-of-use asset was amortized on a straight-line basis, and both were recorded as lease expense. As a result, lease expense of $269 for this former lease was recorded for the three months ended March 31, 2024, consisting of $173 relating to R&D lease expense and $96 relating to G&A lease expense.

Other information related to the former lease was as follows:

	Three Months Ended March 31,
	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$—	$—
ROU assets obtained in exchange for new operating lease liabilities	$—	$—
Remaining lease term - operating leases (years)	—	10.6
Discount rate - operating leases	—%	12.8%

There are no other future minimum cash lease payments as the lease agreement was terminated in 2024.

19.Commitments and Contingencies

License Agreement with Enteris Biopharma, Inc.

In August 2019, the Company entered into a non-exclusive license agreement, or the Enteris License Agreement, with Enteris Biopharma, Inc., or Enteris, pursuant to which Enteris granted to the Company a non-exclusive, royalty-bearing license, including the right to grant sublicenses, under certain proprietary technology and patent rights related to or covering formulations for oral delivery of peptide active pharmaceutical ingredients with functional excipients to enhance permeability and/or solubility, known as Enteris’s Peptelligence® technology, to develop, manufacture and commercialize products using such technology worldwide, excluding Japan and South Korea.

As consideration for the licensed rights under the Enteris License Agreement, the Company paid an upfront fee equal to $8,000, consisting of $4,000 in cash and $4,000 in shares of the Company’s common stock pursuant to the Purchase Agreement with Enteris.

The Company is also obligated, pursuant to the Enteris License Agreement, to pay Enteris (1) milestone payments upon the achievement of certain development, regulatory and commercial milestones and (2) low-single digit royalty percentages on net sales of licensed products, subject to reductions in specified circumstances. During the years ended December 31, 2024 and 2023, no milestone payments or royalties were paid to Enteris by the Company in relation to the Enteris License Agreement. During the year ended December 31, 2022, the Company paid $5,000 to Enteris for a milestone earned in relation to the Enteris License Agreement and as a result, the Company recognized $5,000 as R&D expense related to the Enteris License Agreement during this period.

The Enteris License Agreement will expire on a country-by-country, licensed product-by-licensed product basis upon the later of (1) the expiration (or invalidation) of all valid claims in licensed patent rights that cover such product in such country, (2) the end of the calendar quarter in which generic competition (as defined in the Enteris License Agreement) occurs for such product in such country and (3) ten years from the first commercial sale of such product.

Either party may terminate the Enteris License Agreement upon written notice if the other party has failed to remedy a material breach within 60 days (or 30 days in the case of a material breach of a payment obligation). Enteris may terminate the Enteris License Agreement upon 30 days’ written notice to the Company if the Company or any of its affiliates formally challenge the validity of any licensed patent rights or assists a third party in doing so. The Company may terminate the Enteris License Agreement for any reason or no reason (a) prior to receipt of first regulatory approval for a licensed product in the United States for any indication upon 30 days’ prior written notice to Enteris or (b) on or after receipt of first regulatory approval for a licensed product in the United States for any indication upon 60 days’ prior written notice to Enteris.

Manufacturing Agreements

In July 2021, the Company entered into an API Commercial Supply Agreement with Polypeptide Laboratories S.A., or PPL, that defines each party’s responsibilities with respect to PPL’s manufacture and supply of the API difelikefalin, for the difelikefalin injection product candidate. Under the API Commercial Supply Agreement, PPL shall manufacture API at its facility for sale and supply to the Company, in the amounts as set forth in purchase orders to be provided by the Company. The Company will be required to purchase its requirements of API for each year of the term of the agreement, based on internal forecasts.

The API Commercial Supply Agreement will continue until the fifth anniversary of the approval by the FDA of the new drug application for KORSUVA injection, unless the API Commercial Supply Agreement is earlier terminated, and will automatically be extended for successive five-year periods unless either party gives notice to the other party of its intention to terminate.

In July 2019, the Company entered into a Master Manufacturing Services Agreement, or MSA, with Patheon UK Limited, or Patheon. The MSA governs the general terms under which Patheon, or one of its affiliates, will provide non-exclusive manufacturing services to the Company for the drug products specified by the Company from time to time. Pursuant to the MSA, the Company has agreed to order from Patheon at least a certain percentage of its commercial requirements for a product under a related Product

Agreement. Each Product Agreement that the Company may enter into from time to time will be governed by the terms of the MSA, unless expressly modified in such Product Agreement.

The MSA had an initial term ending December 31, 2024, which automatically renewed after the initial term for successive terms of two years until December 31, 2026.

Either party may terminate the MSA or a Product Agreement upon written notice if the other party (1) has failed to remedy a material breach within a specified time or (2) is declared insolvent or bankrupt, voluntarily files a petition of bankruptcy or assigns such agreement for the benefit of creditors. The Company may terminate a Product Agreement (a) upon 90 days’ prior written notice if any governmental agency takes any action that prevents the Company from selling the relevant product in the relevant territory, (b) upon six months’ prior written notice if it does not intend to order manufacturing services due to a product’s discontinuance in the market, or (c) upon 90 days’ prior written notice if it determines that the manufacture or supply of a product likely infringes third-party rights. Patheon may terminate the MSA or a Product Agreement (i) upon six months’ prior written notice if the Company assigns such agreement to an assignee that is unacceptable to Patheon for certain reasons, or (ii) upon 30 days’ prior written notice if, after the first year of commercial sales, the Company forecasts zero volume for 12 months.

The MSA contains, among other provisions, customary representations and warranties by the parties, a grant to Patheon of certain limited license rights to the Company’s intellectual property in connection with Patheon’s performance of the services under the MSA, certain indemnification rights in favor of both parties, limitations of liability and customary confidentiality provisions.

Also in July 2019, the Company entered into two related Product Agreements under the MSA, one with each of Patheon and Patheon Manufacturing Services LLC, or Patheon Greenville, to govern the terms and conditions of the manufacture of commercial supplies of difelikefalin injection, the Company’s lead product candidate. Pursuant to the Product Agreements, Patheon and Patheon Greenville will manufacture commercial supplies of difelikefalin injection at the Monza, Italy and Greenville, North Carolina manufacturing sites, respectively, from API supplied by the Company. Patheon and Patheon Greenville will be responsible for supplying the other required raw materials and packaging components, and will also provide supportive manufacturing services such as quality control testing for raw materials, packaging components, and finished product.

In December 2023, the Company entered into an agreement with Patheon to reimburse Patheon approximately $1,700 for forecasted manufacturing commitments that are no longer needed due to the reduced demand expectations of KORSUVA in the United States, all of which had been paid as of December 31, 2024.

Restructuring Actions

In January 2024, the Company announced a workforce reduction of up to 50% of its employees in order to reduce its operating expenses and focus its efforts on development of oral difelikefalin in chronic pruritus associated with NP. In the first quarter of 2024, the Company recorded a pre-tax severance expense of $2,401, which was included within restructuring expenses on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2024.

In connection with the streamlined operating plan approved by the Board of Directors in June 2024 (see Note 1, Business), the Board of Directors also approved a second reduction in the Company’s workforce by approximately 70%, which the Company substantially completed by June 30, 2024. In the second quarter of 2024, the Company recorded a pre-tax severance expense of $2,581, which was included within restructuring expenses on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2024. In the third quarter of 2024, the Company recorded an additional pre-tax severance expense of $707, which was included within restructuring expenses on the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2024. In the fourth quarter of 2024, the Company recorded a reversal of pre-tax severance expense that was determined not to be payable in the future. The remaining amounts to be paid as of December 31, 2024 are included within accounts payable and accrued expenses on the Consolidated Balance Sheet.

The details of activity related to the Company’s restructuring actions are as follows:

Total restructuring expense recorded during the year ended December 31, 2024	$5,689
Payments made during the year ended December 31, 2024	(5,515)
Reversal of restructuring provision during the year ended December 31, 2024	(124)
Remaining amount to be paid as of December 31, 2024	$50

Leases (Original Corporate Headquarters in 2015 & Amendment for Additional Space in 2020)

The Company’s original Stamford Lease and Lease Amendment for prior office space both terminated in December 2023. Lease expense for the Stamford Lease and Lease Amendment was recognized on a straight-line basis over the lease term of the Company’s prior lease agreements in Stamford, Connecticut. As a result, $1,624 of operating lease cost, or lease expense, was recognized for each of the years ended December 31, 2023 and 2022, respectively, consisting of $1,137 relating to R&D lease expense and $487 relating to G&A lease expense in each respective period.

Lease (New Corporate Headquarters in May 2023)

On May 11, 2023, the Company entered into the New Lease for the Company’s new principal executive offices. The initial term of the New Lease commenced on November 1, 2023, or the Commencement Date, and was set to expire on the last day of the calendar month in which occurs the tenth anniversary of the Rent Commencement Date, as defined below, or the Term.

In connection with the signing of the New Lease, the Company entered into a standby letter of credit agreement for $1,500 which served as a security deposit for the leased office space. This standby letter of credit was secured with restricted cash in a money market account (refer to Note 8, Restricted Cash).

The annual fixed rent rate under the New Lease was initially $1,300 (considered by the Company to be at market rate as of the signing of the New Lease), commencing on November 1, 2024, or the Rent Commencement Date, and was expected to increase 2.5% annually thereafter. The Company had expected to begin paying rent in November 2024.

The Company was also responsible for the payment of Additional Rent, as defined in the New Lease, including its share of the operating and tax expenses for the building. As a result, the New Lease contained both a lease (the right to use the asset) and a non-lease component (common area maintenance services) which were accounted for separately. The Company allocated the consideration to the lease and non-lease component on a relative standalone price basis.

The Company had the option to extend the Term under the New Lease for an additional five years on the same terms and conditions (other than with respect to the annual fixed rent at the annual fair market rental rate, as defined in the New Lease) as set forth in the New Lease. This renewable term was not included as part of the lease term as defined in ASC 842 since it was not reasonably certain that the Company would exercise that option on the Commencement Date.

Since the New Lease did not provide an implicit interest rate, the Company used an incremental borrowing rate equal to the 3-month Secured Overnight Financing Rate, or SOFR, plus 7.75% per annum subject to a 3-month SOFR floor of 2.75%, which was based on the rate that the Company could obtain in the market for a fully collateralized loan equal to the term of the New Lease, or 12.83%.

On July 28, 2023, the Company recorded a lease liability and a ROU asset for the New Lease since it obtained control of the premises to begin work on its leasehold improvements prior to the Commencement Date. The initial lease liability of $6,672 was recorded as the sum of the present value of the future minimum lease payments over the term of the lease. Lease incentives of approximately $2,900 were not included within lease payments since the timing of these costs being incurred and reimbursed to the Company was uncertain, and they are neither paid nor payable as of July 28, 2023. These lease incentives reduced the lease liability and ROU asset by the costs incurred once the Company actually incurred the costs and the amounts qualified for reimbursement. The reduction to the lease liability was reversed once the Company was reimbursed for the qualified costs. The reduction to the ROU asset would be recognized prospectively over the remainder of the lease term. The ROU asset of $6,779 was initially recorded as the amount of the lease liability plus prepaid rent paid in May 2023. During the years ended December 31, 2024 and 2023, the Company was reimbursed $2,094 and $808 of qualified reimbursable lease incentives. As a result, there were no lease incentives remaining to be reimbursed to the Company as of December 31, 2024.

Beginning on July 28, 2023 and during the entire term of the New Lease, interest expense is calculated using the effective interest method and the ROU asset (including prepaid rent) will be amortized on a straight-line basis over the lease term, and both would be recorded as lease expense. As a result, lease expense of $766 and $524 for the New Lease was recorded for the years ended December 31, 2024 and 2023, consisting of $368 relating to R&D expense and $398 relating to G&A expense for the 2024 period, and $367 relating to R&D lease expense and $157 relating to G&A lease expense for the 2023 period.

Assignment of New Lease (in September 2024)

On September 26, 2024, the Company entered into the Assignment Agreements in which its corporate lease, leasehold improvements, and other property and equipment from its corporate office were transferred to a third party on November 1, 2024.

The Company determined that the modified lease agreement on September 26, 2024, or the Modification Date, was a lease with a termination date of November 1, 2024, which did not result in a separate contract. As a result, the Company remeasured the remaining consideration in the Assignment Agreements to include a cash lease payment of $3,238 and a release payment of $1,125 (that were both paid in September 2024), as well as a non-cash lease payment of $3,417 that included the fair value of the leasehold improvements and furniture and fixtures that was assigned to the third party on November 1, 2024.

The Company reassessed the classification of the Assignment Agreements on the Modification Date and determined that the modified lease continued to be an operating lease. The Company also incurred $577 of initial direct costs for the Assignment Agreements which were included within the ROU asset on September 26, 2024.

The Company remeasured the lease liability to be $7,780 on the Modification Date and adjusted the amount of the ROU asset by the amount of the remeasurement of the lease liability. Also on September 26, 2024, the Company made a cash payment of $4,363 which reduced the lease liability to $3,417. This lease liability was relieved on November 1, 2024 when the Company transferred the leasehold improvements and furniture and fixtures on the termination date.

On September 30, 2024, the Company analyzed the recorded value of its ROU asset for impairment and determined that the carrying value was not recoverable. As a result, the Company recorded a full impairment charge of $4,274 on its ROU asset, which was included within the Consolidated Statements of Comprehensive Loss for the year ended December 31, 2024.

Other information related to the leases (terminated in November 2024 and December 2023) was as follows:

	Year Ended December 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows relating to operating leases	$4,363	$1,992
ROU assets obtained in exchange for new operating lease liabilities	$—	$6,779
Remaining lease term - operating leases (years)	—	10.8
Discount rate - operating leases	—%	12.8%

There are no future minimum cash lease payments under the Assignment Agreements as of December 31, 2024 since the final cash lease payment was made in September 2024. There are no future non-cash lease payments under the Assignment Agreements as of December 31, 2024 since the final non-cash lease payment was made in November 2024.